Property and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 40,244	$ 5,853	¥ 45,156	¥ 46,455